Financial Risk Management - Schedule of Debt-to-equity Ratios (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Total liabilities	₩ 23,633,307	₩ 24,035,197
Total equity	₩ 19,416,811	₩ 17,967,561	₩ 18,542,575	₩ 18,412,696
Debt-to-equity ratio	122.00%	134.00%